UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Waterstone Asset Management, LLC

Address:    2 Carlson Parkway, Suite 260
            Plymouth, Minnesota 55447


13F File Number: 028-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Martin Kalish
Title:      Chief Financial Officer
Phone:      (952) 697-4102


Signature, Place and Date of Signing:


/s/ Martin Kalish             Plymouth, Minnesota           February 11, 2010
--------------------        ------------------------       ------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: $ 1,863,693
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number      Name

1.    028-12029                 Waterstone Market Neutral Master Fund, Ltd.

2.    028-10926                 Waterstone Capital Offshore Advisors, LP

3.                              Waterstone Market Neutral MAC 51 Ltd.

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COL 7          COLUMN 8

                                TITLE                     VALUE      SHRS OR    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS           CUSIP    x($1000)   PRN AMT    PRN  CALL  DISCRETION  MNGRS    SOLE        SHR NONE
3M CO                         COM              88579Y101      945        11,431 SH         Defined     1,2,3       11,431
A D C TELECOMMUNICATIONS      FRNT 6/1         000886AB7    4,378     5,402,000 PRN        Defined     1,2,3    5,402,000
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1  000886AE1   24,009    31,700,000 PRN        Defined     1,2,3   31,700,000
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1  000886AF8   22,380    32,933,000 PRN        Defined     1,2,3   32,933,000
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0  007903AL1  130,306   143,650,000 PRN        Defined     1,2,3  143,650,000
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1  007903AN7   14,792    14,994,900 PRN        Defined     1,2,3   14,994,900
AFFILIATED MANAGERS GROUP     NOTE 3.950% 8/1  008252AL2    9,605     9,696,000 PRN        Defined     1,2,3    9,696,000
AMERIGROUP CORP               NOTE 2.000% 5/1  03073TAB8   25,073    26,000,000 PRN        Defined     1,2,3   26,000,000
BARRETT BILL CORP             NOTE 5.000% 3/1  06846NAA2   20,727    21,355,000 PRN        Defined     1,2,3   21,355,000
BOSTON PPTYS LTD PARTNERSHIP  NOTE 2.875% 2/1  10112RAK0    6,646     6,750,000 PRN        Defined     1,2,3    6,750,000
BRE PROPERTIES INC            NOTE 4.125% 8/1  05564EBH8    2,640     2,660,000 PRN        Defined     1,2,3    2,660,000
BUNGE LIMITED                 COM              G16962105   15,958       250,000 SH   PUT   Defined     1,2,3      250,000
CEMEX SAB DE CV               SPON ADR NEW     151290889    5,910       500,000 SH   PUT   Defined     1,2,3      500,000
CHARMING SHOPPES INC          NOTE 1.125% 5/0  161133AE3    1,895     2,525,000 PRN        Defined     1,2,3    2,525,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1  165167BZ9   80,689    90,384,000 PRN        Defined     1,2,3   90,384,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1  165167CA3  127,790   143,900,000 PRN        Defined     1,2,3  143,900,000
DELTA PETE CORP               NOTE 3.750% 5/0  247907AD0    8,029    11,386,000 PRN        Defined     1,2,3   11,386,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.500% 8/1  251591AQ6    3,354     3,500,000 PRN        Defined     1,2,3    3,500,000
DEVON ENERGY CORP NEW         COM              25179M103   44,100       600,000 SH         Defined     1,2,3      600,000
EVERGREEN SOLAR INC           NOTE 4.000% 7/1  30033RAC2    9,557    18,500,000 PRN        Defined     1,2,3   18,500,000
EXTERRAN HLDGS INC            NOTE 4.250% 6/1  30225XAA1   41,258    35,000,000 PRN        Defined     1,2,3   35,000,000
FIDELITY NATIONAL FINANCIAL   CL A             31620R105    5,384       400,000 PRN        Defined     1,2,3      400,000
GEORESOURCES INC              COM              372476101    6,071       444,445 SH         Defined     1,2,3      444,445
HANOVER COMPRESSOR CO         NOTE 4.750% 1/1  410768AE5   19,145    21,247,000 PRN        Defined     1,2,3   21,247,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9   96,379   113,002,000 PRN        Defined     1,2,3  113,002,000
LINEAR TECHNOLOGY CORP        NOTE 3.000% 5/0  535678AC0   29,031    28,932,000 PRN        Defined     1,2,3   28,932,000
LINEAR TECHNOLOGY CORP        NOTE 3.125% 5/0  535678AD8    2,012     1,998,000 PRN        Defined     1,2,3    1,998,000
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1  549463AG2  113,423   114,309,000 PRN        Defined     1,2,3  114,309,000
MICROCHIP TECHNOLOGY INC      SDCV 2.125%12/1  595017AB0   70,773    69,598,000 PRN        Defined     1,2,3   69,598,000
MORGAN STANLEY                COM NEW          617446448    5,920       200,000 SH   PUT   Defined     1,2,3      200,000
M-SYSTEMS FIN INC             NOTE 1.000% 3/1  55375VAB8    9,716     9,750,000 PRN        Defined     1,2,3    9,750,000
MYLAN INC                     COM              628530107    4,931       267,577 SH         Defined     1,2,3      267,577
NATIONAL CITY CORP            NOTE 4.000% 2/0  635405AW3   52,905    52,000,000 PRN        Defined     1,2,3   52,000,000
NETAPP INC                    NOTE 1.750% 6/0  64110DAB0  135,578   109,136,000 PRN        Defined     1,2,3  109,136,000
NEW YORK CMNTY CAP TR V       UNIT 99/99/9999  64944P307   71,428     1,537,750 PRN        Defined     1,2,3    1,537,750
NII HLDGS INC                 NOTE 2.750% 8/1  62913FAF9   28,673    28,700,000 PRN        Defined     1,2,3   28,700,000
ONYX PHARMACEUTICALS INC      NOTE 4.000% 8/1  683399AB5    4,269     4,000,000 PRN        Defined     1,2,3    4,000,000
PARKER DRILLING CO            NOTE 2.125% 7/1  701081AR2   14,941    16,474,000 PRN        Defined     1,2,3   16,474,000
PHARMACEUTICAL RES INC        NOTE 2.875% 9/3  717125AC2   31,883    31,883,000 PRN        Defined     1,2,3   31,883,000
PNC FINL SVCS GROUP INC       COM              693475105   44,872       850,000 SH   PUT   Defined     1,2,3      850,000
PROLOGIS                      NOTE 2.625% 5/1  743410AS1   22,458    25,000,000 PRN        Defined     1,2,3   25,000,000
REINSURANCE GROUP AMER INC    PFD TR INC EQ    759351307  131,582     2,111,891 SH         Defined     1,2,3    2,111,891
SANDISK CORP                  COM              80004C101   14,582       503,000 SH   PUT   Defined     1,2,3      503,000
SESI L L C                    NOTE 1.500%12/1  78412FAH7    4,599     5,000,000 PRN        Defined     1,2,3    5,000,000
SPDR TR                       UNIT SER 1       78462F103  108,097       970,000 SH   PUT   Defined     1,2,3      970,000
ST MARY LD & EXPL CO          NOTE 3.500% 4/0  792228AD0   11,444    11,500,000 PRN        Defined     1,2,3   11,500,000
SYMANTEC CORP                 NOTE 0.750% 6/1  871503AD0  117,686   107,900,000 PRN        Defined     1,2,3  107,900,000
TECH DATA CORP                COM              878237106    3,597        77,100 SH         Defined     1,2,3       77,100
THERMO FISHER SCIENTIFIC INC  COM              883556102    5,894       123,600 SH         Defined     1,2,3      123,600
TRANSOCEAN INC                NOTE 1.625%12/1  893830AU3   31,374    31,650,000 PRN        Defined     1,2,3   31,650,000
TRANSOCEAN INC                NOTE 1.500%12/1  893830AV1    7,690     7,900,000 PRN        Defined     1,2,3    7,900,000
VERISIGN INC                  SDCV 3.250% 8/1  92343EAD4   51,969    58,561,000 PRN        Defined     1,2,3   58,561,000
WESTERN REFNG INC             COM              959319104    5,343     1,134,500 SH         Defined     1,2,3    1,134,500

SK 21823 0002 1065243